INFORMATION PROVIDED IN CONNECTION WITH OUTSTANDING DEBT	12 Months Ended
Dec. 31, 2011
INFORMATION PROVIDED IN CONNECTION WITH OUTSTANDING DEBT
INFORMATION PROVIDED IN CONNECTION WITH OUTSTANDING DEBT

24. INFORMATION PROVIDED IN CONNECTION WITH OUTSTANDING DEBT

    The following condensed consolidating financial statements reflect the results of SunAmerica Financial Group, Inc. (SAFG, Inc.), formerly known as AIG Life Holdings (U.S.), Inc. (AIGLH), a holding company and a wholly owned subsidiary of AIG. AIG provides a full and unconditional guarantee of all outstanding debt of SAFG, Inc.

CONDENSED CONSOLIDATING BALANCE SHEET

(in millions)	American International Group, Inc. (As Guarantor)	SAFG, Inc.	Other Subsidiaries	Reclassifications and Eliminations	Consolidated AIG

December 31, 2011
Assets:
Short-term investments	$12,868	$-	$14,110	$(4,406)	$22,572
Other investments(a)	6,599	-	481,525	(100,258)	387,866

Total investments	19,467	-	495,635	(104,664)	410,438
Cash	176	13	1,285	-	1,474
Loans to subsidiaries(b)	39,971	-	(39,971)	-	-
Debt issuance costs	196	-	297	-	493
Investment in consolidated subsidiaries(b)	79,802	32,361	(11,600)	(100,563)	-
Other assets, including current and deferred income taxes	24,317	2,704	117,231	(4,297)	139,955

Total assets	$163,929	$35,078	$562,877	$(209,524)	$552,360

Liabilities:
Insurance liabilities	$-	$-	$282,790	$(274)	$282,516
Other long-term debt	35,906	1,638	138,240	(100,531)	75,253
Other liabilities, including intercompany balances(a)(c)	14,169	2,402	75,132	(8,028)	83,675
Loans from subsidiaries(b)	12,316	249	(12,565)	-	-

Total liabilities	62,391	4,289	483,597	(108,833)	441,444

Redeemable noncontrolling interests (see Note 1):
Nonvoting, callable, junior preferred interests held by Department of the Treasury	-	-	-	8,427	8,427
Other	-	-	29	67	96

Total redeemable noncontrolling interests	-	-	29	8,494	8,523

Total AIG shareholders' equity	101,538	30,789	78,859	(109,648)	101,538
Other noncontrolling interests	-	-	392	463	855

Total noncontrolling interests	-	-	392	463	855

Total equity	101,538	30,789	79,251	(109,185)	102,393

Total liabilities and equity	$163,929	$35,078	$562,877	$(209,524)	$552,360

CONDENSED CONSOLIDATING BALANCE SHEET (Continued)

(in millions)	American International Group, Inc. (As Guarantor)	SAFG, Inc.	Other Subsidiaries	Reclassifications and Eliminations	Consolidated AIG

December 31, 2010
Assets:
Short-term investments	$5,602	$-	$39,907	$(1,771)	$43,738
Other investments(a)	5,852	-	486,494	(125,672)	366,674

Total investments	11,454	-	526,401	(127,443)	410,412
Cash	49	-	1,509	-	1,558
Loans to subsidiaries(b)	61,630	-	(61,630)	-	-
Debt issuance costs, including prepaid commitment fee asset of $3,628	3,838	-	241	-	4,079
Investment in consolidated subsidiaries(b)	88,834	31,152	(6,788)	(113,198)	-
Other assets, including current and deferred income taxes	6,066	2,717	144,779	1,001	154,563
Assets held for sale	-	-	104,961	-	104,961

Total assets	$171,871	$33,869	$709,473	$(239,640)	$675,573

Liabilities:
Insurance liabilities	$-	$-	$274,590	$(237)	$274,353
Federal Reserve Bank of New York credit facility	20,985	-	-	-	20,985
Other long-term debt	40,443	1,637	167,532	(124,136)	85,476
Other liabilities, including intercompany balances(a)(c)	31,586	3,643	59,336	(2,939)	91,626
Loans from subsidiaries(b)	1	379	(380)	-	-
Liabilities held for sale	-	-	95,911	12	95,923

Total liabilities	93,015	5,659	596,989	(127,300)	568,363

Redeemable noncontrolling nonvoting, callable, junior preferred interests	-	-	207	227	434
Total AIG shareholders' equity	78,856	28,210	111,178	(139,388)	78,856
Noncontrolling interests:
Nonvoting, callable, junior and senior preferred interests held by Federal Reserve Bank of New York	-	-	-	26,358	26,358
Other	-	-	1,099	463	1,562

Total noncontrolling interests	-	-	1,099	26,821	27,920

Total equity	78,856	28,210	112,277	(112,567)	106,776

Total liabilities and equity	$171,871	$33,869	$709,473	$(239,640)	$675,573

(a)
Includes intercompany derivative asset positions, which are reported at fair value before credit valuation adjustment.

(b)
Eliminated in consolidation.

(c)
For December 31, 2011 and December 31, 2010, includes intercompany tax payable of $9.8 billion and $28.1 billion, respectively, and intercompany derivative liabilities of $901 million and $150 million, respectively, for American International Group, Inc. (As Guarantor) and intercompany tax receivable of $128 million and $152 million, respectively, for SAFG, Inc.

CONDENSED CONSOLIDATING STATEMENT OF INCOME (LOSS)

(in millions)	American International Group, Inc. (As Guarantor)	SAFG, Inc.	Other Subsidiaries	Reclassifications and Eliminations	Consolidated AIG

Year Ended December 31, 2011
Revenues:
Equity in earnings of consolidated subsidiaries(a)	$6,260	$159	$-	$(6,419)	$-
Change in fair value of ML III	(723)	-	77	-	(646)
Other income(b)	1,088	1,616	63,388	(1,189)	64,903

Total revenues	6,625	1,775	63,465	(7,608)	64,257

Expenses:
Interest expense on FRBNY Credit Facility	72	-	-	(2)	70
Other interest expense(c)	2,845	281	1,864	(1,189)	3,801
Net loss on extinguishment of debt	2,847	-	61	-	2,908
Other expenses	867	-	57,512	-	58,379

Total expenses	6,631	281	59,437	(1,191)	65,158

Income (loss) from continuing operations before income tax expense (benefit)	(6)	1,494	4,028	(6,417)	(901)
Income tax expense (benefit)(d)	(19,695)	(103)	34	-	(19,764)

Income (loss) from continuing operations	19,689	1,597	3,994	(6,417)	18,863
Income (loss) from discontinued operations	933	-	1,536	(2)	2,467

Net income (loss)	20,622	1,597	5,530	(6,419)	21,330
Less:
Net income from continuing operations attributable to noncontrolling interests:
Nonvoting, callable, junior and senior preferred interests	-	-	-	634	634
Other	-	-	55	-	55

Total income from continuing operations attributable to noncontrolling interests	-	-	55	634	689
Income from discontinued operations attributable to noncontrolling interests	-	-	19	-	19

Total net income attributable to noncontrolling interests	-	-	74	634	708

Net income (loss) attributable to AIG	$20,622	$1,597	$5.456	$(7,053)	$20,622

(a)
Eliminated in consolidation.

(b)
Includes intercompany income of $489 million 2011 for American International Group, Inc. (As Guarantor).

(c)
Includes intercompany interest expense of $700 million for 2011 for American International Group, Inc. (As Guarantor).

(d)
The income tax benefit includes the effect of releasing a significant portion of the deferred tax asset valuation allowance. See Note 22 herein for additional information.

CONDENSED CONSOLIDATING STATEMENT OF INCOME (LOSS) (continued)

(in millions)	American International Group, Inc. (As Guarantor)	SAFG, Inc.	Other Subsidiaries	Reclassifications and Eliminations	Consolidated AIG

Year Ended December 31, 2010
Revenues:
Equity in earnings of consolidated subsidiaries(a)	$21,385	$1,695	$—	$(23,080)	$—
Change in fair value of ML III	-	-	1,792	-	1,792
Other income(b)	3,046	246	75,111	(2,658)	75,745

Total revenues	24,431	1,941	76,903	(25,738)	77,537

Expenses:
Interest expense on FRBNY Credit Facility	4,107	-	-	(79)	4,028
Other interest expense(c)	2,279	378	3,950	(2,654)	3,953
Net loss on extinguishment of debt	104	-	-	-	104
Other expenses	1,664	-	48,122	-	49,786

Total expenses	8,154	378	52,072	(2,733)	57,871

Income (loss) from continuing operations before income tax expense (benefit)	16,277	1,563	24,831	(23,005)	19,666
Income tax expense (benefit)(d)	5,402	(101)	1,435	-	6,736

Income (loss) from continuing operations	10,875	1,664	23,396	(23,005)	12,930
Income (loss) from discontinued operations	(817)	-	251	(79)	(645)

Net income (loss)	10,058	1,664	23,647	(23,084)	12,285
Less:
Net income from continuing operations attributable to noncontrolling interests:
Nonvoting, callable, junior and senior preferred interests	-	-	-	1,818	1,818
Other	-	-	355	-	355

Total income from continuing operations attributable to noncontrolling interests	-	-	355	1,818	2,173
Income from discontinued operations attributable to noncontrolling interests	-	-	54	-	54

Total net income attributable to noncontrolling interests	-	-	409	1,818	2,227

Net income (loss) attributable to AIG	$10,058	$1,664	$23,238	$(24,902)	$10,058

(a)
Eliminated in consolidation.

(b)
Includes intercompany income of $2.6 billion for 2010 for American International Group, Inc. (As Guarantor).

(c)
Includes intercompany interest expense of $28 million for 2010 for American International Group, Inc. (As Guarantor).

(d)
Income taxes recorded by American International Group, Inc. (As Guarantor) include deferred tax expense attributable to foreign businesses sold and a valuation allowance to reduce the consolidated deferred tax asset to the amount more likely than not to be realized.

CONDENSED CONSOLIDATING STATEMENT OF INCOME (LOSS) (continued)

(in millions)	American International Group, Inc. (As Guarantor)	SAFG, Inc.	Other Subsidiaries	Reclassifications and Eliminations	Consolidated AIG

Year Ended December 31, 2009
Revenues:
Equity in earnings of consolidated subsidiaries(a)	$(226)	$(366)	$—	$592	$—
Change in fair value of ML III	(1,401)	-	1,820	-	419
Other income(b)	4,166	199	74,100	(3,437)	75,028

Total revenues	2,539	(167)	75,920	(2,845)	75,447

Expenses:
Interest expense on FRBNY Credit Facility	10,381	-	-	(89)	10,292
Other interest expense(c)	2,496	355	4,652	(3,437)	4,066
Other expenses	1,637	-	73,894	-	75,531

Total expenses	14,514	355	78,546	(3,526)	89,889

Income (loss) from continuing operations before income tax expense (benefit)	(11,975)	(522)	(2,626)	681	(14,442)
Income tax expense (benefit)(d)	(2,798)	(7)	750	-	(2,055)

Income (loss) from continuing operations	(9,177)	(515)	(3,376)	681	(12,387)
Income (loss) from discontinued operations	815	-	1,935	(89)	2,661

Net income (loss)	(8,362)	(515)	(1,441)	592	(9,726)
Less:
Net income (loss) from continuing operations attributable to noncontrolling interests:
Nonvoting, callable, junior and senior preferred interests	-	-	96	44	140
Other	-	-	(1,576)	-	(1,576)

Total income (loss) from continuing operations attributable to noncontrolling interests	-	-	(1,480)	44	(1,436)
Income from discontinued operations attributable to noncontrolling interests	-	-	72	-	72

Total net income (loss) attributable to noncontrolling interests	-	-	(1,408)	44	(1,364)

Net income (loss) attributable to AIG	$(8,362)	$(515)	$(33)	$548	$(8,362)

(a)
Eliminated in consolidation.

(b)
Includes intercompany income of $3.4 billion for 2009 for American International Group, Inc. (As Guarantor).

(c)
Includes intercompany interest expense of $27 million for 2009 for American International Group, Inc. (As Guarantor).

(d)
Income taxes recorded by American International Group, Inc. (As Guarantor) include deferred tax expense attributable to foreign businesses sold and a valuation allowance to reduce the consolidated deferred tax asset to the amount more likely than not to be realized.

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

(in millions)	American International Group, Inc. (As Guarantor)	SAFG, Inc.	Other Subsidiaries	Reclassifications and Eliminations	Consolidated AIG

Year Ended December 31, 2011
Net income (loss)	$20,622	$1,597	$5,530	$(6,419)	$21,330
Other comprehensive income (loss)	(2,604)	-	(1,809)	1,809	(2,604)

Comprehensive income (loss)	18,018	1,597	3,721	(4,610)	18,726
Total comprehensive income (loss) attributable to noncontrolling interests	(121)	-	73	635	587

Total comprehensive income (loss) attributable to AIG	$18,139	$1,597	$3,648	$(5,245)	$18,139

Year Ended December 31, 2010
Net income (loss)	$10,058	$1,664	$23,647	$(23,084)	$12,285
Other comprehensive income (loss)	2,963	-	11,968	(11,968)	2,963

Comprehensive income (loss)	13,021	1,664	35,615	(35,052)	15,248
Total comprehensive income attributable to noncontrolling interests	181	-	415	1,812	2,408

Comprehensive income (loss) attributable to AIG	$12,840	$1,664	$35,200	$(36,864)	$12,840

Year Ended December 31, 2009
Net income (loss)	$(8,362)	$(515)	$(1,441)	$592	$(9,726)
Other comprehensive income (loss)	21,799	-	8,366	(8,366)	21,799

Comprehensive income (loss)	13,437	(515)	6,925	(7,774)	12,073
Total comprehensive income (loss) attributable to noncontrolling interests	388	-	(1,407)	43	(976)

Comprehensive income (loss) attributable to AIG	$13,049	$(515)	$8,332	$(7,817)	$13,049

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(in millions)	American International Group, Inc. (As Guarantor)	SAFG, Inc.	Other Subsidiaries and Eliminations	Consolidated AIG

Year Ended December 31, 2011
Net cash (used in) provided by operating activities – continuing operations	$(5,600)	$1,277	$988	$(3,335)
Net cash (used in) provided by operating activities – discontinued operations	-	-	3,370	3,370

Net cash (used in) provided by operating activities	(5,600)	1,277	4,358	35

Cash flows from investing activities:
Sales of investments	2,565	-	82,468	85,033
Sales of divested businesses, net	1,075	-	(488)	587
Purchase of investments	(19)	-	(101,136)	(101,155)
Loans to subsidiaries – net	3,757	-	(3,757)	-
Contributions to subsidiaries – net*	(15,973)	(2)	15,975	-
Net change in restricted cash	1,945	-	25,299	27,244
Net change in short-term investments	(7,130)	-	27,118	19,988
Other, net*	1,543	-	(1,386)	157

Net cash (used in) provided by investing activities – continuing operations	(12,237)	(2)	44,093	31,854
Net cash (used in) provided by investing activities – discontinued operations	-	-	4,478	4,478

Net cash (used in) provided by investing activities	(12,237)	(2)	48,571	36,332

Cash flows from financing activities:
Federal Reserve Bank of New York credit facility repayments	(14,622)	-	-	(14,622)
Issuance of other long-term debt	2,135	117	5,510	7,762
Repayments on other long-term debt	(6,181)	-	(11,629)	(17,810)
Proceeds from drawdown on the Department of the Treasury Commitment*	20,292	-	-	20,292
Issuance of Common Stock	5,055	-	-	5,055
Purchase of Common Stock	(70)	-	-	(70)
Intercompany loans – net	11,519	(1,379)	(10,140)	-
Other, net*	(164)	-	(35,427)	(35,591)

Net cash (used in) provided by financing activities – continuing operations	17,964	(1,262)	(51,686)	(34,984)
Net cash (used in) provided by financing activities – discontinued operations	-	-	(1,942)	(1,942)

Net cash (used in) provided by financing activities	17,964	(1,262)	(53,628)	(36,926)
Effect of exchange rate changes on cash	-	-	29	29

Change in cash	127	13	(670)	(530)
Cash at beginning of period	49	-	1,509	1,558
Change in cash of businesses held for sale	-	-	446	446

Cash at end of period	$176	$13	$1,285	$1,474

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS (Continued)

(in millions)	American International Group, Inc. (As Guarantor)	SAFG, Inc.	Other Subsidiaries and Eliminations	Consolidated AIG

Year Ended December 31, 2010
Net cash (used in) provided by operating activities – continuing operations	$(1,942)	$(141)	$11,786	$9,703
Net cash (used in) provided by operating activities – discontinued operations	-	-	7,207	7,207

Net cash (used in) provided by operating activities	(1,942)	(141)	18,993	16,910

Cash flows from investing activities:
Sales of investments	3,997	-	89,091	93,088
Sales of divested businesses, net	278	-	21,482	21,760
Purchase of investments	(55)	-	(93,056)	(93,111)
Loans to subsidiaries – net	5,703	-	(5,703)	-
Contributions to subsidiaries – net	(2,574)	-	2,574	-
Net change in restricted cash	(183)	-	(26,932)	(27,115)
Net change in short-term investments	(4,291)	-	(942)	(5,233)
Other, net	(300)	-	(32)	(332)

Net cash (used in) provided by investing activities – continuing operations	2,575	-	(13,518)	(10,943)
Net cash (used in) provided by investing activities – discontinued operations	-	-	718	718

Net cash (used in) provided by investing activities	2,575	-	(12,800)	(10,225)

Cash flows from financing activities:
Federal Reserve Bank of New York credit facility borrowings	19,900	-	-	19,900
Federal Reserve Bank of New York credit facility repayments	(19,110)	-	(4,068)	(23,178)
Issuance of other long-term debt	1,996	-	11,050	13,046
Repayments on other long-term debt	(3,681)	(500)	(11,795)	(15,976)
Proceeds from drawdown on the Department of the Treasury Commitment	2,199	-	-	2,199
Intercompany loans – net	(1,777)	639	1,138	-
Other, net	(168)	-	(1,368)	(1,536)

Net cash (used in) provided by financing activities – continuing operations	(641)	139	(5,043)	(5,545)
Net cash (used in) provided by financing activities – discontinued operations	-	-	(3,716)	(3,716)

Net cash (used in) provided by financing activities	(641)	139	(8,759)	(9,261)

Effect of exchange rate changes on cash	-	-	39	39

Change in cash	(8)	(2)	(2,527)	(2,537)
Cash at beginning of period	57	2	4,341	4,400
Change in cash of businesses held for sale	-	-	(305)	(305)

Cash at end of period	$49	$-	$1,509	$1,558

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS (Continued)

(in millions)	American International Group, Inc. (As Guarantor)	SAFG, Inc.	Other Subsidiaries and Eliminations	Consolidated AIG

Year Ended December 31, 2009
Net cash (used in) provided by operating activities – continuing operations	$(1,393)	$(120)	$13,796	$12,283
Net cash (used in) provided by operating activities – discontinued operations	-	-	6,301	6,301

Net cash (used in) provided by operating activities	(1,393)	(120)	20,097	18,584

Cash flows from investing activities:
Sales of investments	1,981	-	86,199	88,180
Sales of divested businesses, net	857	169	4,252	5,278
Purchase of investments	(400)	-	(79,866)	(80,266)
Loans to subsidiaries – net	(5,927)	-	5,927	-
Contributions to subsidiaries – net	(5,683)	(2,350)	8,033	-
Net change in restricted cash	99	-	(349)	(250)
Net change in short-term investments	702	-	(9,723)	(9,021)
Other, net	(254)	-	2,739	2,485

Net cash (used in) provided by investing activities – continuing operations	(8,625)	(2,181)	17,212	6,406
Net cash (used in) provided by investing activities – discontinued operations	-	-	(628)	(628)

Net cash (used in) provided by investing activities	(8,625)	(2,181)	16,584	5,778

Cash flows from financing activities:
Federal Reserve Bank of New York credit facility borrowings	32,526	-	-	32,526
Federal Reserve Bank of New York credit facility repayments	(26,400)	-	(26)	(26,426)
Issuance of other long-term debt	-	-	3,452	3,452
Repayments on other long-term debt	(2,931)	-	(16,520)	(19,451)
Proceeds from drawdown on the Department of the Treasury Commitment	5,344	-	-	5,344
Intercompany loans – net	1,563	1,103	(2,666)	-
Other, net	(130)	1,200	(17,525)	(16,455)

Net cash (used in) provided by financing activities – continuing operations	9,972	2,303	(33,285)	(21,010)
Net cash (used in) provided by financing activities – discontinued operations	-	-	(7,987)	(7,987)

Net cash (used in) provided by financing activities	9,972	2,303	(41,272)	(28,997)

Effect of exchange rate changes on cash	-	-	533	533

Change in cash	(46)	2	(4,058)	(4,102)
Cash at beginning of period	103	-	8,539	8,642
Change in cash of businesses held for sale	-	-	(140)	(140)

Cash at end of period	$57	$2	$4,341	$4,400

*
Includes activities related to the Recapitalization. See Note 17 herein.

SUPPLEMENTARY DISCLOSURE OF CASH FLOW INFORMATION:

	American International Group, Inc. (As Guarantor)	SAFG, Inc.	Other Subsidiaries and Eliminations	Consolidated AIG

Cash (paid) received during the year ended December 31, 2011 for:
Interest:
Third party*	$(6,909)	$(129)	$(1,947)	$(8,985)
Intercompany	(311)	(153)	464	-
Taxes:
Income tax authorities	$13	$-	$(729)	$(716)
Intercompany	(335)	-	335	-

Cash (paid) received during the year ended December 31, 2010 for:
Interest:
Third party	$(2,493)	$(152)	$(2,521)	$(5,166)
Intercompany	(12)	(226)	238	-
Taxes:
Income tax authorities	$(32)	$-	$(970)	$(1,002)
Intercompany	859	-	(859)	-

Cash (paid) received during the year ended December 31, 2009 for:
Interest:
Third party	$(2,595)	$(166)	$(3,016)	$(5,777)
Intercompany	(6)	(186)	192	-
Taxes:
Income tax authorities	$1,140	$-	$(1,366)	$(226)
Intercompany	(1,287)	(21)	1,308	-

*
Includes payment of FRBNY Credit Facility accrued compounded interest of $4.7 billion in the first quarter of 2011.

American International Group, Inc. (As Guarantor) supplementary disclosure of non-cash activities:

Year Ended December 31, (in millions)	2011	2010	2009

Intercompany non-cash financing and investing activities:
Paydown of FRBNY Credit Facility by subsidiary	$-	$4,068	$26
Return of capital and dividend received in the form of bond trading securities	3,668	-	-
Capital contributions to subsidiaries through forgiveness of loans	-	2,510	287
Intercompany loan receivable offset by intercompany payable	18,284	1,364	-
Investment assets received through reduction of intercompany loan receivable	-	468	-
Settlement of payable to subsidiary with return of capital from subsidiary	-	-	15,500
Exchange of intercompany payable with loan payable	-	469	-
Exchange of intercompany receivable with loan receivable	-	-	528
Capital contributions in the form of bonds	-	-	2,698
Other capital contributions – net	523	346	2,834